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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Willard L. Umphrey, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2008

Common Stock - 96.9%
	Shares	Value
AEROSPACE & DEFENSE - 1.5%
BE Aerospace, Inc. (a)(c)	96,481	$2,247,042

BUSINESS SERVICES - 3.4%
Sotheby’s (c)	190,059	5,011,856

CHEMICALS - 0.9%
LSB Industries, Inc.(a)	71,364	1,413,007

COMMERCIAL SERVICES & SUPPLIES - 8.0%
Acacia Research Corporation (a)	140,808	630,820
AMN Healthcare Services, Inc. (a)	77,953	1,318,965
Clean Harbors, Inc. (a)	6,228	442,562
Diana Shipping, Inc.	40,089	1,231,133
inVentiv Health, Inc. (a)(c)	41,732	1,159,732
Kforce Inc. (a)	134,692	1,143,535
Novamerican Steel, Inc. (a)	106,128	309,894
Star Bulk Carriers Corp. (c)	186,693	2,201,110
Waste Connections, Inc. (a)	108,618	3,468,173
		11,905,924
COMMUNICATIONS EQUIPMENT - 6.9%
Comtech Telecommunications Corporation (a)(c)	44,533	2,182,117
Comverse Technology, Inc. (a)	66,769	1,131,735
NICE-Systems, Ltd. (a)(b)(c)	125,058	3,697,965
Polycom, Inc. (a)(c)	64,179	1,563,400
Sierra Wireless, Inc. (a)(c)	114,706	1,674,708
		10,249,925

ELECTRIC UTILITIES - 1.0%
Ormat Technologies, Inc.	29,359	1,443,876

ELECTRICAL EQUIPMENT - 1.7%
Evergreen Solar, Inc. (a)(c)	270,054	2,616,823

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
Varian, Inc. (a)(c)	23,149	1,181,988
Vishay Intertechnology, Inc. (a)	115,186	1,021,700
		2,203,688

ENERGY EQUIPMENT & SERVICES - 8.1%
Core Laboratories N.V. (a)(c)	51,490	7,329,601
Grey Wolf, Inc. (a)(c)	260,423	2,351,620
ION Geophysical Corporation (a)	87,743	1,531,115
Parker Drilling Company (a)	82,286	823,683
		12,036,019

FINANCIAL SERVICES - 0.3%
Fifth Street Finance Corporation (a)	45,738	470,644

FOOD PRODUCTS - 3.0%
The Great Atlantic & Pacific Tea Company, Inc. (a)(c)	65,229	1,488,526
The Hain Celestial Group, Inc. (a)(c)	39,787	934,199
United Natural Foods, Inc. (a)(c)	106,236	2,069,477
		4,492,202
HEALTH CARE EQUIPMENT & SERVICES - 10.6%
Life Sciences Research, Inc. (a)	43,857	1,238,522
Mentor Corporation (c)	42,771	1,189,889
Omnicell Inc. (a)(c)	147,111	1,938,923
Pet DRx Corporation (a)	141,692	510,091
Psychiatric Solutions, Inc. (a)	122,670	4,641,833
Schein (Henry), Inc. (a)(c)	54,211	2,795,661
Sunrise Senior Living, Inc. (a)(c)	62,597	1,407,181
ZOLL Medical Corporation (a)	64,402	2,168,415
		15,890,515
HOTELS, RESTAURANTS & LEISURE - 3.6%
California Pizza Kitchen, Inc. (a)(c)	35,641	398,823
Great Wolf Resorts, Inc. (a)	39,637	173,214
Vail Resorts, Inc. (a)(c)	113,726	4,870,884
		5,442,921
HOUSEHOLD DURABLES - 0.2%
Interface, Inc. CL A	22,175	277,853

LEISURE EQUIPMENT & PRODUCTS - 0.7%
LeapFrog Enterprises, Inc. (a)(c)	132,868	1,105,462

MACHINERY - 4.2%
ESCO Technologies, Inc. (a)	21,911	1,028,064
Gardner Denver, Inc. (a)	91,469	5,195,439
		6,223,503
MEDIA - 3.0%
Entercom Communications Corporation (c)	69,129	485,286
Lions Gate Entertainment Corporation (a)(c)	254,898	2,640,743
Regal Entertainment Group	87,915	1,343,341
		4,469,370
METALS & MINING - 4.6%
Coeur d’Alene Mines Corporation (a)(c)	479,893	1,391,690
Compass Minerals International, Inc.	27,841	2,242,871

Hecla Mining Company (a)(c)	162,620	1,505,861
Olympic Steel, Inc.	15,273	1,159,526
Stillwater Mining Company (a)(c)	44,031	520,887
		6,820,835
OIL & GAS - 5.3%
Goodrich Petroleum Corporation (c)	49,224	4,081,654
Natural Gas Services Group Inc. (a)(c)	125,963	3,839,352
		7,921,006
PERSONAL PRODUCTS - 2.3%
Inter Parfums, Inc. (c)	113,483	1,702,245
NBTY, Inc. (a)	54,106	1,734,638
		3,436,883

REAL ESTATE - 10.6%
BioMed Realty Trust, Inc.	22,519	552,391
Entertainment Properties Trust (c)	140,442	6,943,452
Grubb & Ellis Company	22,070	84,970
Hersha Hospitality Trust	370,347	2,796,120
Ventas, Inc.	129,275	5,503,237
		15,880,170
RETAILING - 3.3%
GUESS?, Inc.	97,134	3,637,668
Urban Outfitters, Inc. (a)	39,467	1,230,976
		4,868,644
SOFTWARE & SERVICES - 5.5%
Blackboard, Inc. (a)(c)	61,199	2,339,638
China Finance Online Co. Limited (a)(b)	17,802	271,836
Euronet Worldwide, Inc. (a)(c)	20,384	344,490
Internet Capital Group, Inc. (a)(c)	125,305	968,608
Intervoice, Inc. (a)	178,668	1,018,408
Ulticom, Inc. (a)(c)	163,473	1,389,520
Verint Systems Inc. (a)(c)	82,921	1,946,985
		8,279,485
TELECOMMUNICATION SERVICES - 1.1%
Atlantic Tele-Network, Inc. (c)	9,712	267,177
Hughes Communications, Inc. (a)	26,639	1,307,709
		1,574,886

WIRELESS TELECOMMUNICATION SERVICES - 5.6%
Crown Castle International Corporation (a)	109,030	4,222,732
SBA Communications Corporation (a)	116,107	4,181,013
		8,403,745

TOTAL COMMON STOCK		144,686,284
(Cost $132,621,830)

Warrants - 0.0%

COMMERCIAL SERVICES & SUPPLIES - 0.0%
Novamerican Steel, Inc. (a)	95,594	69,774
(Cost $152,018)

Short Term Investments - 2.6%	Par Value
REPURCHASE AGREEMENT- 2.6%
Repurchase Agreement with State Street Corp. dated 6/30/08 at 0.20% to be repurchased at $3,880,022 on 7/01/08, collateralized by $3,980,000 U.S. Treasury Bill, 2.05% due 9/18/08 (valued at $3,958,906, including interest) (Cost $3,880,000)	$3,880,000	3,880,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)		148,636,058
(Cost $136,653,848)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 29.2%

Private Placement - 29.2%
SFGA Short-Term Investment Fund	44,342,600	44,342,600
(Cost $44,342,600)

TOTAL INVESTMENTS - 128.7%		192,978,658
(Cost $180,996,448) (d)
OTHER ASSETS & LIABILITIES (NET) - (28.7%)		(42,934,531)
NET ASSETS - 100%		$150,044,127

(a) Non-income producing security
(b) ADR - American Depositary Receipts
(c) All or a portion of this security was out on loan.
(d) At June 30, 2008, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $181,229,186 was a follows:

Aggregate gross unrealized appreciation for all investments in which		$25,632,868
there is an excess of value of tax cost
Aggregate gross unrealized decpreciation for all investments in which		(13,883,396)
there is an excess of tax cost over value
Net unrealized appreciation / (depreciation)		$11,749,472

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2008 in valuing the Small Cap Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$189,098,658	$ --	$ --
Level 2	3,880,000	--	--
Level 3	--	--	--
Total	$192,978,658	$ --	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 6/30/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT LONG / SHORT FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2008

Common Stock - 99.0%

Long Positions - 127.3%
	Shares	Value
AEROSPACE & DEFENSE - 4.0%
Lockheed Martin Corporation	8,127	$801,810
Raytheon Company	89	5,009
The Boeing Company	31,191	2,049,872
		2,856,691
AIR FREIGHT & COURIER - 2.5%
FedEx Corporation	22,348	1,760,799

AIRLINES - 1.4%
Southwest Airlines Co.	77,537	1,011,082

AUTOMOBILES - 2.5%
Ford Motor Company (a)	201,385	968,662
Hertz Global Holdings, Inc. (a)	11,775	113,040
TRW Automotive Holdings Corp. (a)	37,545	693,456
		1,775,158
BANKS - 0.6%
Capitol Federal Financial	199	7,484
First Citizens Bancshares, Inc.	13	1,813
The Bank of New York Mellon Corporation	10,459	395,664
		404,961
BEVERAGES - 1.0%
Anheuser-Busch Companies, Inc.	3,305	205,307
Brown Forman Inc.	3,014	227,768
Molson Coors Brewing Company	4,862	264,152
		697,227
BUILDING PRODUCTS - 0.3%
Owens Corning (a)	8,315	189,166

CHEMICALS - 2.9%
Ashland, Inc.	38,487	1,855,074

Cabot Corporation	8,156	198,272
Monsanto Company	71	8,977
		2,062,323
COMMERCIAL SERVICES AND SUPPLIES - 5.2%
C.H. Robinson Worldwide, Inc.	25,097	1,376,320
Convergys Corporation (a)	4,112	61,104
H&R Block, Inc.	11,498	246,057
Manpower, Inc.	6,500	378,560
MasterCard Incorporated	5,376	1,427,436
Steelcase, Inc.	27,204	272,856
		3,762,333
COMMUNICATIONS EQUIPMENT - 2.9%
Corning Incorporated	91,639	2,112,279

COMPUTERS & PERIPHERALS - 4.5%
Hewlett-Packard Company	72,475	3,204,120

CONSTRUCTION ENGINEERING - 1.6%
Jacobs Engineering Group, Inc. (a)	8,162	658,673
Quanta Services, Inc. (a)	13,936	463,651
		1,122,324
CONTAINERS & PACKAGING - 0.0%
Pactiv Corporation (a)	147	3,121

DIVERSIFIED FINANCIAL SERVICES - 10.3%
BlackRock, Inc.	5,979	1,058,283
Capital One Financial Corporation	4,873	185,223
Discover Financial Services	4,259	56,091
Janus Capital Group, Inc.	11,962	316,634
JPMorgan Chase & Co.	56,374	1,934,192
NYSE Euronext	13,048	661,012
Raymond James Financial, Inc.	5,431	143,324
State Street Corporation	9,508	608,417
The Charles Schwab Corporation	98,244	2,017,932
The Nasdaq Stock Market, Inc. (a)	10,505	278,908
The Western Union Company	6,973	172,372

		7,432,388
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.2%
AT&T Corporation	101,641	3,424,285
Time Warner Cable, Inc. (a)	10,328	273,486
		3,697,771
ELECTRIC UTILITIES - 2.6%
Alliant Energy Corporation	1,135	38,885
DPL, Inc.	263	6,938
Dynegy, Inc. (a)	2,802	23,957
Edison International	1,639	84,212
Reliant Energy, Inc. (a)	80,439	1,710,937
		1,864,929
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Avnet, Inc. (a)	7,597	207,246
AVX Corporation	5,224	59,083
Molex Incorporated	6,077	148,340
Tech Data Corporation (a)	7,931	268,782
Vishay Intertechnology, Inc. (a)	18,162	161,097
		844,548
ENERGY EQUIPMENT & SERVICES - 3.6%
Halliburton Company	26,047	1,382,314
Schlumberger Limited	11,018	1,183,664
		2,565,978
FOOD PRODUCTS - 2.6%
Bunge Limited	2,232	240,364
Tyson Foods, Inc.	106,354	1,588,929
Wm. Wrigley Jr. Company	429	33,367
		1,862,660
FOOD STAPLES & DRUG RETAILING - 3.6%
Archer-Daniels-Midland Company	35,991	1,214,696
Coca-Cola Enterprises, Inc.	32,516	562,527
Rite Aid Corporation (a)	132,477	210,638
SYSCO Corporation	3,083	84,813
The Kroger Co.	18,304	528,437
		2,601,111

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
Applera Corporation-Applied Biosystems Group	16,448	550,680
HLTH Corporation (a)	11,461	129,738
Humana Inc. (a)	18,307	728,069
McKesson Corporation	39,537	2,210,514
Stryker Corporation	4,319	271,579
		3,890,580
HEALTH CARE PROVIDERS & SERVICES - 4.9%
Aetna, Inc.	2,303	93,340
Cardinal Health, Inc.	36,081	1,861,058
CIGNA Corporation	28,248	999,697
Tenet Healthcare Corporation (a)	97,630	542,823
		3,496,918
HOTELS, RESTAURANTS & LEISURE - 1.3%
Marriott International, Inc.	9,429	247,417
Wyndham Worldwide Corporation	37,431	670,389
		917,806
HOUSEHOLD DURABLES - 0.8%
Snap-on Incorporated	10,996	571,902

HOUSEHOLD PRODUCTS - 0.9%
Procter & Gamble Company	9,918	603,114

INDUSTRIAL CONGLOMERATES - 3.8%
General Electric Company	68,424	1,826,237
KBR, Inc.	26,051	909,440
		2,735,677
INSURANCE - 2.6%
ACE Ltd.	6,815	375,438
Loews Corporation	4,054	190,133
MetLife, Inc.	4,645	245,117
The Travelers Companies, Inc.	25,131	1,090,685
		1,901,373
INTERNET SOFTWARE & SERVICES - 0.1%
Akamai Technologies, Inc. (a)	2,738	95,255

IT CONSULTING & SERVICES - 3.6%

Accenture, Ltd.	8,357	340,298
Electronic Data Systems Corporation	15,982	393,796
Sun Microsystems, Inc. (a)	150,529	1,637,756
Unisys Corporation (a)	59,915	236,664
		2,608,514
MACHINERY - 2.3%
AGCO Corporation (a)	4,069	213,256
Flowserve Corporation	1,092	149,277
Harsco Corporation	3,091	168,181
Parker-Hannifin Corporation	2,437	173,807
Pentair, Inc.	12	420
The Manitowoc Company, Inc.	818	26,610
The Timken Company	28,085	925,120
		1,656,671
MEDIA - 5.1%
Clear Channel Communications, Inc.	1,097	38,615
Comcast Corporation	8,104	153,733
John Wiley & Sons, Inc.	1,276	57,458
News Corporation	104,608	1,573,304
The Interpublic Group of Companies, Inc. (a)	34,906	300,192
Time Warner, Inc.	101,414	1,500,927
Virgin Media, Inc.	3,635	49,472
		3,673,701
METALS & MINING - 2.9%
AK Steel Holding Corporation	2,120	146,280
Arch Coal, Inc.	16,252	1,219,388
Foundation Coal Holdings, Inc.	8,087	716,346
		2,082,014
OIL & GAS - 13.4%
Chevron Corporation	36,245	3,592,967
Devon Energy Corporation	2,014	242,002
Exxon Mobil Corporation	59,406	5,235,451
Murphy Oil Corporation	28	2,746
Pioneer Natural Resources Company	7,462	584,125

		9,657,291
PAPER & FOREST PRODUCTS - 0.5%
Rayonier, Inc.	8,338	354,031

PERSONAL PRODUCTS - 0.0%
The Estee Lauder Companies, Inc.	540	25,083

PHARMACEUTICALS & BIOTECHNOLOGY - 6.0%
AmerisourceBergen Corporation	57,629	2,304,584
Medco Health Solutions, Inc. (a)	42,524	2,007,133
		4,311,717
REAL ESTATE - 4.1%
Boston Properties, Inc.	24,063	2,170,964
Colonial Properties Trust	4,438	88,849
Jones Lang LaSalle Incorporated	10,978	660,766
Public Storage	194	15,673
The St. Joe Company	382	13,110
		2,949,362
RETAILING - 2.1%
Bare Escentuals, Inc. (a)	100	1,873
Big Lots, Inc. (a)	47,204	1,474,653
Costco Wholesale Corporation	452	31,703
Wal-Mart Stores, Inc.	220	12,364
		1,520,593
ROAD & RAIL - 0.0%
Union Pacific Corporation	420	31,710

SEMICONDUCTOR EQUIPMENT - 2.8%
Texas Instruments Inc.	70,210	1,977,114

SOFTWARE & SERVICES - 3.4%
CA, Inc.	6,083	140,456
Computer Sciences Corporation (a)	8,488	397,578
Microsoft Corporation	61,596	1,694,506
Synopsys, Inc. (a)	9,032	215,955
		2,448,495
TEXTILES & APPAREL - 0.0%

Phillips-Van Heusen Corporation	260	9,521

TOBACCO - 1.2%
Altria Group, Inc.	23,308	479,212
Philip Morris International Inc. (a)	8,274	408,653
		887,865
UTILITIES - 1.3%
Nalco Holding Company	44,128	933,307

WIRELESS TELECOMMUNICATIONS - 0.3%
Leap Wireless International, Inc. (a)	540	23,312
Telephone and Data Systems, Inc.	1,359	64,240
United States Cellular Corporation (a)	2,510	141,940
		229,492

TOTAL LONG POSITIONS - 127.3%		91,400,075
(Cost $98,139,662) (b)

Short Positions - (28.3%)

AIRLINES - (1.3%)
Aircastle Limited	(2,487)	(20,916)
AMR Corporation (a)	(69,880)	(357,785)
Copa Holdings, S.A.	(20,626)	(580,828)
		(959,529)
AUTOMOBILES & COMPONENTS - (0.5%)
General Motors Corporation	(9,169)	(105,443)
Gentex Corporation	(10,818)	(156,212)
Harley-Davidson, Inc.	(1,283)	(46,522)
		(308,177)
BANKS - (1.5%)
MBIA, Inc.	(38,145)	(167,457)
Sovereign Bancorp, Inc.	(84,166)	(619,462)
Washington Mutual, Inc	(53,310)	(262,818)
		(1,049,737)
BEVERAGES - (0.6%)
Dr Pepper Snapple Group, Inc. (a)	(21,221)	(445,217)

CHEMICALS - (0.0%)
The Lubrizol Corporation	(571)	(26,454)

COMMERCIAL SERVICES AND SUPPLIES - (1.0%)
Discovery Holding Company (a)	(7,162)	(157,278)
ITT Educational Services, Inc. (a)	(898)	(74,202)
Pitney Bowes, Inc.	(1,074)	(36,623)
The Corporate Executive Board Company	(201)	(8,452)
Weight Watchers International, Inc.	(11,603)	(413,183)
		(689,738)
CONSTRUCTION & ENGINEERING - (1.0%)
Eagle Materials, Inc.	(6,823)	(172,827)
Louisiana-Pacific Corporation	(67,631)	(574,187)
		(747,014)
CONSUMER SERVICES & SUPPLIES - (0.2%)
Apollo Group, Inc. (a)	(3,510)	(155,353)

CONTAINERS & PACKAGING - (0.1%)
Packaging Corporation of America	(1,669)	(35,900)

DIVERSIFIED FINANCIAL SERVICES - (2.1%)
Affiliated Managers Group, Inc. (a)	(419)	(37,735)
CapitalSource, Inc.	(14,447)	(160,073)
First Horizon National Corporation	(39,996)	(297,170)
Jefferies Group, Inc.	(36,246)	(609,658)
MF Global, Ltd.	(4,882)	(30,805)
SLM Corporation	(21,217)	(410,549)
		(1,545,990)
DIVERSIFIED TELECOMMUNICATION SERVICES - (0.8%)
Citizens Communications Company	(8,099)	(91,843)
Windstream Corporation	(40,779)	(503,213)
		(595,056)
HEALTH CARE PROVIDERS & SERVICES - (2.1%)
LifePoint Hospitals, Inc. (a)	(24,180)	(684,294)
Lincare Holdings, Inc. (a)	(27,900)	(792,360)
		(1,476,654)

HOTELS, RESTAURANTS & LEISURE - (0.4%)
Las Vegas Sands Corp. (a)	(5,614)	(266,328)

HOUSEHOLD DURABLES - (1.4%)
D.R. Horton, Inc.	(21,925)	(237,886)
KB Home	(29,260)	(495,372)
The Ryland Group, Inc.	(11,208)	(244,447)
		(977,705)
INSURANCE - (0.5%)
Leucadia National Corporation	(248)	(11,641)
The PMI Group, Inc.	(29,099)	(56,743)
XL Capital, Ltd.	(13,826)	(284,262)
		(352,646)
INVESTMENT SERVICES - (1.2%)
Merrill Lynch & Company, Inc.	(26,384)	(836,637)

MEDIA - (2.6%)
Central European Media Enterprises, Ltd. (a)	(18,255)	(1,652,625)
CTC Media, Inc. (a)	(2,063)	(50,874)
DreamWorks Animation SKG, Inc. (a)	(6,172)	(183,987)
		(1,887,486)
OFFICE ELECTROINCIS - (1.0%)
Zebra Technologies Corporation (a)	(22,922)	(748,174)

OIL & GAS - (1.5%)
Teekay Corporation	(20,929)	(945,572)
Tesoro Corporation	(8,485)	(167,748)
		(1,113,320)
PAPER & FOREST PRODUCTS - (0.6%)
Weyerhaeuser Company	(7,829)	(400,375)

PHARMACEUTICAL & BIOTECHNOLOGY - (2.9%)
Cephalon, Inc. (a)	(2,648)	(176,595)
ImClone Systems Incorporated (a)	(7,683)	(310,854)
Mylan, Inc.	(135,356)	(1,633,747)
		(2,121,196)
REAL ESTATE - (0.8%)

Brandywine Realty Trust	(3,662)	(57,713)
CBL & Associates Properties, Inc.	(4,108)	(93,827)
Forest City Enterprises, Inc.	(8,547)	(275,384)
UDR, Inc.	(2,084)	(46,640)
Ventas, Inc.	(2,664)	(113,406)
		(586,970)
RETAILING - (0.9%)
Advance Auto Parts, Inc.	(3,833)	(148,835)
AutoZone, Inc. (a)	(1,563)	(189,139)
Circuit City Stores, Inc.	(99,830)	(288,509)
		(626,483)
SEMICONDUCTOR EQUIPMENT - (2.3%)
Advanced Micro Devices, Inc. (a)	(17,354)	(101,174)
International Rectifier Corp. (a)	(1,442)	(27,687)
Linear Technology Corporation	(45,834)	(1,492,813)
		(1,621,674)
SOFTWARE & SERVICES - (0.7%)
Fair Isaac Corporation	(25,227)	(523,965)

TRADING COMPANIES & DISTRIBUTORS - (0.3%)
MSC Industrial Direct Co., Inc.	(4,594)	(202,641)

TOTAL SHORT POSITIONS (28.3%)		(20,300,419)
(Proceeds $23,547,336) (b)

TOTAL INVESTMENTS - 99.0%		71,099,656
(Cost $74,592,326) (b)
OTHER ASSETS & LIABILITIES (NET) - 1.0%		692,170
NET ASSETS - 100%		$71,791,826

(a) Non-Income producing security
(b) At June 30, 2008, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $75,918,546 was a follows:

Aggregate gross unrealized appreciation for all investments in which		$5,064,376
there is an excess of value of tax cost
Aggregate gross unrealized decpreciation for all investments in which		(9,883,266)
there is an excess of tax cost over value
Net unrealized appreciation / (depreciation)		$(4,818,890)

All long security holdings are held as collateral for short security positions.

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2008 in valuing the Long Short Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$91,400,075	$20,300,419	$ --
Level 2	--	--	--
Level 3	--	--	--
Total	$91,400,075	$20,300,419	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 6/30/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2008

Common Stock - 86.3%
	Shares	Value
BRAZIL - 12.6%
Companhia de Saneamento Basico de Estado de Sao Paolo	459,000	$11,796,897
Gerdau SA (a)	564,174	13,545,818
Petroleo Brasileiro SA (a)	387,436	22,451,916
Unibanco-Uniao de Bancos Brasileiros SA (b)	80,031	10,158,335
Usinas Siderurgicas de Minas Gerais SA (c)	156,600	7,716,465
		65,669,431
CHINA - 14.8%
Angang Steel Company Limited	2,995,000	6,007,554
Chaoda Modern Argriculture (Holdings) Limited	10,400,400	13,125,301
China Construction Bank Corporation	6,697,000	5,393,915
China Mobile Limited	1,222,000	16,424,668
China Petroleum and Chemical Corporation (Sinopec)	10,592,000	9,916,649
China Shipping Development Company, Ltd.	4,106,000	12,322,502
Hopson Development Holdings Limited	3,546,000	3,988,434
Industrial and Commercial Bank of China	7,652,000	5,230,778
Jiangxi Copper Company Limited	1,227,000	2,407,687
Shenzhen Investment Limited	5,966,000	2,150,075
		76,967,563
CZECH REPUBLIC - 3.0%
Ceske Energeticke Zavody	175,671	15,559,466

HUNGARY - 1.4%
MOL Hungarian Oil and Gas Nyrt.	17,400	2,346,206
OTP Bank Nyrt.	117,984	4,942,854
		7,289,060
INDIA - 1.9%
Infosys Technologies Limited (a)	79,400	3,450,724
Mahindra & Mahindra Ltd. (b)	118,400	1,343,840
State Bank of India (b)	96,077	5,168,943
		9,963,507
ISRAEL - 2.0%
Partner Communications Company Ltd.	438,714	10,434,668

MALAYSIA - 1.1%
Bumiputra-Commerce Holdings Bhd	2,337,700	5,723,520

MEXICO - 5.6%
America Movil SAB de CV	2,074,410	5,485,860
Consorcio Ara S.A. de CV	4,496,400	4,154,182
Controladora Comercial Mexicana SA de CV	1,485,700	4,462,471

Grupo Mexico SAB de CV	4,918,800	11,170,140
Telefonos De Mexico SAB de CV (Telmex)	1,971,020	2,341,295
Telefonos De Mexico SAB de CV International (Telmex)	1,971,020	1,599,119
		29,213,067
PHILIPPINES - 0.5%
First Philippine Holdings Corporation	2,662,800	1,319,686
Petron Corporation	7,805,598	1,130,112
		2,449,798
POLAND - 0.8%
Globe Trade Centre S.A. (c)	307,133	4,382,359

RUSSIA - 10.0%
Gazprom (a)	425,627	24,686,366
JSC MMC Norilsk Nickel (a)	351,000	8,880,300
LUKoil (a)	62,900	6,201,940
SISTEMA JSFC (b)	198,426	5,964,686
Tatneft (b)	44,546	6,715,309
		52,448,601
SOUTH AFRICA - 5.8%
African Bank Investments Limited	2,543,940	7,689,163
MTN Group Limited	609,120	9,712,531
Nampak Limited	912,654	1,548,753
Sasol Ltd.	37,525	2,215,551
Standard Bank Group Limited	374,213	3,656,820
Steinhoff International Holdings Limited	619,758	1,263,646
Tiger Brands Limited	236,093	4,263,462
		30,349,926
SOUTH KOREA - 12.3%
Daelim Industrial Co., Ltd.	75,710	7,744,343
Dongbu Insurance Co., Ltd.	125,500	4,607,046
GS Engineering & Construction Corp.	53,150	5,817,767
Hyundai Marine & Fire Insurance, Co., Ltd.	364,380	7,942,129
Hyundai Heavy Industries Co., Ltd.	36,260	11,231,050
Hyundai Mipo Dockyard Co., Ltd.	19,340	3,790,163
Samsung Electronics Co., Ltd.	20,040	11,973,615
Shinhan Financial Group Co., Ltd.	118,320	5,350,161
SK Holdings Co., Ltd.	14,320	1,765,957
SK Energy Co., Ltd.	35,059	3,904,568
		64,126,799
TAIWAN - 10.1%
AU Optronics Corp.	2,663,262	4,185,339
China Steel Corporation	6,142,920	9,481,626
D-Link Corporation	2,528,784	3,415,812
Delta Electronics Inc.	1,154,493	3,214,004
MediaTek Incorporation	343,087	3,956,131
Nan Ya Plastics Corporation	3,434,000	7,297,236
Powertech Technology Inc.	2,589,900	9,087,219
Siliconware Precision Industries Company	3,207,349	4,728,655

Unimicron Technology Corp.	6,634,000	7,540,375
		52,906,397
THAILAND - 1.9%
PTT Aromatics and Refining	10,342,939	7,114,928
Public Company Limited
PTT Public Company Limited	385,100	3,040,718
		10,155,646
TURKEY - 2.5%
Turkcell Iletisim Hizmetleri AS	364,889	2,088,660
Turkiye Garanti Bankasi AS	1,214,870	2,801,483
Turkiye Sise ve Cam Fabrikalari AS	3,138,678	3,336,562
Yapi ve Kredi Bankasi AS	2,662,323	4,876,608
		13,103,313

TOTAL COMMON STOCK		450,743,121
(Cost $372,655,614)

Preferred Stock - 6.0%
BRAZIL - 6.0%
Banco Bradesco SA (a)	645,249	13,201,794
Companhia Vale do Rio Doce (a)	605,452	18,066,688

TOTAL PREFERRED STOCK		31,268,482
(Cost $15,542,100)

Exchange Traded Funds - 5.0%
OTHER - 5.0%
iShares MSCI Emerging Market Index Fund	90,842	12,316,358
Vanguard Emerging Markets ETF	293,732	13,746,658

TOTAL EXCHANGE TRADED FUNDS		26,063,016
(Cost $26,901,946)

Short Term Investments - 0.3%	Par Value
REPURCHASE AGREEMENT - 0.3%
Repurchase Agreement with State Street Corp. dated 6/30/08 at 0.20% to be repurchased at $1,307,007 on 7/01/08, collateralized by $1,345,000 U.S. Treasury Bill, 1.86% due 9/25/08 (valued at $1,337,468, including interest) (Cost $1,307,000)	$1,307,000	1,307,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)		509,381,619
(Cost $416,406,660)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 0.8%

Private Placement - 0.8%

SFGA Short-Term Investment Fund	4,212,648	4,212,648
(Cost $4,212,648)

TOTAL INVESTMENTS - 98.4%		513,594,267
(Cost $420,619,308) (d)
OTHER ASSETS & LIABILITIES (Net) - 1.6%		8,104,798
NET ASSETS - 100%		$521,699,065

(a) ADR - American Depositary Receipts
(b) GDR - Global Depositary Receipts
(c) Non-income producing security.
(d) All or a portion of this security was out on loan.
(e) At June 30, 2008, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $420,619,308 was a follows:

Aggregate gross unrealized appreciation for all investments in which		$135,937,504
there is an excess of value of tax cost
Aggregate gross unrealized decpreciation for all investments in which		(42,962,545)
there is an excess of tax cost over value
Net unrealized appreciation / (depreciation)		$92,974,959

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
Financials		19.1%
Energy		18.0%
Materials		17.0%
Telecommunication Services		10.6%
Information Technology		10.2%
Industrials		8.1%
Utilities		5.6%
Exchange Traded Funds		5.1%
Consumer Staples		4.3%
Consumer Discretionary		2.0%

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2008 in valuing the Emerging Markets Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$512,287,267	$ --	$ --
Level 2	51,307,000	--	--
Level 3	--	--	--
Total	$513,594,267	$ --	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 6/30/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2008

Common Stock - 98.7%
	Shares	Value
AUSTRALIA - 2.8%
BHP Billiton Ltd.	523,850	$21,893,004

AUSTRIA - 2.6%
Andritz AG	324,460	20,462,620

BELGIUM - 4.0%
KBC Groep N.V.	146,356	16,254,813
Solvay S.A.	112,080	14,664,742
		30,919,555
CANADA - 2.4%
Methanex Corporation	650,607	18,360,678

FINLAND - 10.5%
Cargotec Corp., Class B	386,850	13,468,800
Kone Corporation OYJ-B	570,600	20,073,009
Konecranes OYJ	466,480	19,319,075
UPM-Kymmene OYJ	436,580	7,149,814
Yit OYJ	854,500	21,502,373
		81,513,071
FRANCE - 10.2%
Christian Dior S.A.	164,673	16,984,832
Compagnie de Saint Gobain S.A.	224,620	14,056,391
Euler Hermes	80,034	5,954,892
Imerys S.A.	203,098	14,714,836
Tecnip S.A.	296,600	27,458,206
		79,169,157
GERMANY - 9.2%
BASF SE	254,400	17,554,442
Continental AG	155,337	15,965,630
Hannover Rueckvers	240,500	11,872,719
Muenchener Ruckvers AG	48,700	8,532,289

Tognum AG	649,800	17,517,859
		71,442,939

IRELAND - 8.1%
Anglo Irish Bank Corporation plc	1,527,922	14,315,803
Bank of Ireland	1,431,139	12,450,534
CRH PLC	486,988	14,158,395
Greencore Group plc	3,982,391	12,538,197
Smurfit Kappa PLC (b)	1,141,000	9,307,069
		62,769,998
ITALY - 0.8%
Trevi Finanziaria SpA	247,093	6,342,283

JAPAN - 18.4%
Asahi Breweries Ltd.	911,400	17,010,969
Culture Convenience Club Co., Ltd.	1,069,100	5,164,783
Iino Kaiun Kaisha, Ltd.	1,771,600	16,149,438
Kansai Electric Power Company Inc.	630,300	14,749,934
KDDI Corporation	2,356	14,554,440
Maruichi Steel Tube Ltd.	523,400	16,363,952
Meiji Dairies Corporation	3,053,000	15,668,942
Nippon Yusen Kabushiki Kaisha	1,963,000	18,873,934
Showa Denko K.K.	5,524,000	14,669,630
Tokyo Electric Power Company Inc.	398,400	10,242,320
		143,448,342
MEXICO - 2.2%
Cemex S.A. de CV (a)	702,408	17,349,486

NORWAY - 3.4%
Camillo Eitzen & Co. ASA	821,479	10,083,555
DnB NOR ASA	1,296,323	16,497,777
Eitzen Maritime Services ASA (b)	231,851	135,695
		26,717,027
SOUTH AFRICA - 5.9%
Metorex Limited (b)	4,759,918	14,082,237
Sappi Ltd.	1,236,683	15,038,813

Sasol Ltd.	277,735	16,398,032
		45,519,082
SOUTH KOREA - 3.9%
Samsung Electronics Company Ltd.	27,485	16,421,897
SK Telecom Company Ltd.	78,593	14,312,859
		30,734,756
SPAIN - 2.0%
Banco Bilbao Vizcaya Argentaria	831,746	15,939,652

SWEDEN - 5.5%
Autoliv Inc.	385,434	17,968,933
Duni AB	1,179,500	8,614,491
Investor AB	772,956	16,326,442
		42,909,866
THAILAND - 1.6%
Thai Oil Plc	8,032,900	12,493,220

UNITED KINGDOM - 5.2%
Barratt Developments PLC	2,267,039	2,617,536
Bellway PLC	1,099,930	9,908,076
Lloyds TSB Group PLC	2,268,727	14,034,569
Persimmon PLC	1,219,443	7,671,041
Taylor Wimpey PLC	4,907,051	6,056,447
		40,287,669

TOTAL COMMON STOCK		768,272,405
(Cost $939,453,698)

Short Term Investments - 0.3%	Par Value
COMMERCIAL PAPER - 0.3%
Prudential Funding LLC, 1.95%, due 7/01/2008	$2,449,000	2,449,000
(Cost $2,449,000)

TOTAL INVESTMENTS - 99.0%		770,721,405
(Cost $941,902,698) (c)
OTHER ASSETS & LIABILITIES (NET) - 1.0%		7,748,586
NET ASSETS - 100%		$778,469,991

(a) ADR - American Depository Receipts
(b) Non-income producing security
(c) At June 30, 2008, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $942,145,592 was a follows:

Aggregate gross unrealized appreciation for all investments in which	$65,619,151
there is an excess of value of tax cost
Aggregate gross unrealized decpreciation for all investments in which	(237,043,338)
there is an excess of tax cost over value
Net unrealized appreciation / (depreciation)	$(171,424,187)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Materials	25.4%
Industrials	23.2%
Financials	17.2%
Consumer Discretionary	11.8%
Energy	7.3%
Consumer Staples	5.9%
Telecommunication Services	3.8%
Utilities	3.3%
Information Technology	2.1%

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2008 in valuing the Foreign Value Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$755,779,185	$ --	$ --
Level 2	14,942,220	--	--
Level 3	--	--	--
Total	$770,721,405	$ --	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 6/30/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2008

Common Stock - 72.5%
	Shares	Value
AUSTRALIA - 1.9%
Austal Limited	134,200	$329,839

CHINA - 4.4%
Sichuan Expressway Company Limited	1,242,000	356,807
Vtech Holdings Limited	68,000	409,893
		766,700
FINLAND - 4.4%
Salcomp Oyj	72,400	399,029
Uponor Oyj	24,400	358,867
		757,896
FRANCE - 2.3%
Bonduelle SA	3,600	402,606

GERMANY - 1.9%
Heidelberger Druckmaschinen AG	16,700	342,656

IRELAND - 5.4%
Grafton Group plc	56,500	329,191
Greencore Group plc	83,000	261,400
IFG Group plc	126,600	355,852
		946,443
ITALY - 7.0%
De'Longhi SpA	90,000	415,248
Marazzi Group SpA	36,200	406,439
Trevi Finanziaria SpA	15,600	400,415
		1,222,102
JAPAN - 8.9%
Accordia Golf Co., Ltd.	360	383,087
Culture Convenience Club Co., Ltd.	88,400	427,057
Iino Kaiun Kaisha, Ltd.	42,400	386,507
Makino Milling Machine Co., Ltd.	56,000	352,802

		1,549,453
NORWAY - 6.0%
ABG Sundal Collier Holding ASA	227,000	338,826
SpareBank 1 SMN	36,600	359,408
SpareBank 1 Nord-Norge	20,700	349,628
		1,047,862
SOUTH AFRICA - 2.2%
Metorex Limited (a)	127,400	376,913

SWEDEN - 6.4%
Duni AB	51,500	376,131
Nolato AB	42,700	372,106
Transcom WorldWide S.A.	70,200	358,894
		1,107,131
SWITZERLAND - 4.8%
Bobst Group SA	4,900	393,527
Vetropack Holding AG	180	436,947
		830,474
UNITED KINGDOM - 16.9%
Character Group plc	159,000	313,356
Clarkson PLC	20,300	394,413
CSR plc (a)	61,800	329,400
Filtrona plc	125,200	354,538
Halfords Group plc	72,900	390,015
Keller Group plc	30,100	374,500
The Restaurant Group plc	156,000	388,187
Vitec Group plc	44,900	403,562
		2,947,971

TOTAL COMMON STOCK		12,628,046
(Cost $13,759,366)

Preferred Stock - 2.2%
GERMANY - 2.2%
Drägerwerk AG	6,800	378,848
(Cost $429,311)

Exchange Traded Funds - 0.2%
OTHER - 0.2%
iShares MSCI EAFE Small Cap Index Fund	500	22,180
SPDR S&P International Small Cap Fund	600	18,540

TOTAL EXCHANGE TRADED FUNDS		40,720
(Cost $43,316)

Short Term Investments - 29.3%	Par Value
COMMERCIAL PAPER - 29.3%
Prudential Funding LLC, 1.95%, due 7/01/2008	$5,101,000	5,101,000
(Cost $5,101,000)

TOTAL INVESTMENTS - 104.2%		18,148,614
(Cost $19,332,993) (b)
OTHER ASSETS & LIABILITIES (NET) - (4.2%)		(739,249)
NET ASSETS - 100%		$17,409,364

(a) Non-income producing security
(b) At June 30, 2008, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $19,332,993 was a follows:

Aggregate gross unrealized appreciation for all investments in which		$158,510
there is an excess of value of tax cost
Aggregate gross unrealized decpreciation for all investments in which		(1,342,889)
there is an excess of tax cost over value
Net unrealized appreciation / (depreciation)		$(1,184,379)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Industrials		39.9%
Consumer Discretionary		23.5%
Materials		9.0%
Information Technology		8.5%
Financials		10.8%
Consumer Staples		5.1%
Health Care		2.9%
Commingled Fund		0.3%

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2008 in valuing the Foreign Value Small Cap Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$13,047,614	$ --	$ --
Level 2	5,101,000	--	--
Level 3	--	--	--
Total	$18,148,614	$ --	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 5/01/08	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 6/30/08	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By:	/s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: August 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: August 11, 2008

By:	/s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: August 11, 2008